As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
c/o Neuberger Berman Management LLC
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MARCH 31, 2011

Schedule of Investments Balanced Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (66.0%)

Aerospace & Defense (1.6%)
2,500	BE Aerospace	88,825	*
1,250	HEICO Corp.	78,150
800	Precision Castparts	117,744
		284,719
Air Freight & Logistics (0.7%)
1,750	C.H. Robinson Worldwide	129,728

Auto Components (1.4%)
1,750	BorgWarner, Inc.	139,458	*
4,000	Gentex Corp.	121,000
		260,458
Biotechnology (1.1%)
2,000	Alexion Pharmaceuticals	197,360	*

Capital Markets (1.3%)
1,300	Affiliated Managers Group	142,181	*ØØ
1,250	Stifel Financial	89,738	*
		231,919
Chemicals (0.9%)
1,500	Airgas, Inc.	99,630
1,000	Sigma-Aldrich	63,640
		163,270
Commercial Services & Supplies (1.4%)
2,900	Stericycle, Inc.	257,143	*

Communications Equipment (1.2%)
1,250	Acme Packet	88,700	*
500	F5 Networks	51,285	*
2,000	Juniper Networks	84,160	*
		224,145
Computers & Peripherals (0.6%)
2,400	NetApp, Inc.	115,632	*

Diversified Financial Services (1.3%)
1,000	IntercontinentalExchange Inc.	123,540	*
3,000	MSCI Inc. Class A	110,460	*
		234,000
Electrical Equipment (3.1%)
3,600	AMETEK, Inc.	157,932
1,400	Polypore International	80,612	*
1,750	Roper Industries	151,305
4,900	Sensata Technologies Holding	170,177	*
		560,026
Electronic Equipment, Instruments & Components (3.0%)
2,000	Amphenol Corp. Class A	108,780
5,100	National Instruments	167,127
3,900	Trimble Navigation	197,106	*
1,400	Universal Display	77,056	*
		550,069
Energy Equipment & Services (3.3%)
1,700	Cameron International	97,070	*
1,500	CARBO Ceramics	211,680
1,700	Core Laboratories N.V.	173,689
1,500	Oil States International	114,210	*
		596,649
Food & Staples Retailing (0.5%)
1,350	Whole Foods Market	88,965

Food Products (0.6%)
1,700	Mead Johnson Nutrition	98,481

Health Care Equipment & Supplies (2.4%)
2,000	Edwards Lifesciences	174,000	*
250	Intuitive Surgical	83,365	*
3,900	NxStage Medical	85,722	*
3,650	Volcano Corp.	93,440	*
		436,527
Health Care Providers & Services (1.5%)
2,000	Express Scripts	111,220	*
2,050	HMS Holdings	167,792	*
		279,012
Health Care Technology (1.3%)
1,400	Cerner Corp.	155,680	*
1,000	Quality Systems	83,340
		239,020
Hotels, Restaurants & Leisure (0.8%)
200	Chipotle Mexican Grill	54,474	*
2,250	Hyatt Hotels Class A	96,840	*
		151,314
Household Products (0.6%)
1,400	Church & Dwight	111,076

Internet Software & Services (0.5%)
2,000	Rackspace Hosting	85,700	*

IT Services (2.2%)
2,400	Cognizant Technology Solutions Class A	195,360	*
3,900	Sapient Corp.	44,655	*ØØ
2,900	VeriFone Systems	159,355	*
		399,370
Leisure Equipment & Products (0.1%)
300	Hasbro, Inc.	14,052

Life Science Tools & Services (0.8%)
1,000	Illumina, Inc.	70,070	*
750	Waters Corp.	65,175	*
		135,245
Machinery (3.4%)
1,300	Cummins Inc.	142,506
2,700	Danaher Corp.	140,130
2,000	Donaldson Co.	122,580
750	Flowserve Corp.	96,600
2,000	Pall Corp.	115,220
		617,036
Media (1.6%)
2,300	Discovery Communications Class A	91,770	*
2,750	Focus Media Holding ADR	84,342	*ØØ
2,100	Scripps Networks Interactive Class A	105,189
		281,301
Metals & Mining (0.6%)
1,000	Cliffs Natural Resources	98,280

Multiline Retail (1.5%)
3,000	Dollar Tree	166,560	*
2,500	Nordstrom, Inc.	112,200
		278,760
Oil, Gas & Consumable Fuels (2.5%)
1,000	Cabot Oil & Gas	52,970
2,200	Concho Resources	236,060	*
2,200	Whiting Petroleum	161,590	*
		450,620
Pharmaceuticals (2.2%)
2,000	Medicis Pharmaceutical Class A	64,080
1,750	Perrigo Co.	139,160
2,000	Salix Pharmaceuticals	70,060	*
2,150	Watson Pharmaceuticals	120,421	*
		393,721
Professional Services (0.7%)
3,900	Verisk Analytics Class A	127,764	*

Real Estate Management & Development (0.8%)
1,500	Jones Lang LaSalle	149,610

Road & Rail (0.7%)
2,900	J.B. Hunt Transport Services	131,718

Semiconductors & Semiconductor Equipment (3.1%)
2,600	Analog Devices	102,388
4,400	Avago Technologies	136,840
3,400	Microchip Technology	129,234
1,500	NXP Semiconductors	45,000	*
2,900	Varian Semiconductor Equipment Associates	141,143	*
		554,605
Software (7.7%)
2,900	ANSYS, Inc.	157,151	*
2,000	Ariba, Inc.	68,280	*
1,250	BMC Software	62,175	*
2,250	Check Point Software Technologies	114,863	*
2,000	Citrix Systems	146,920	*
3,650	Informatica Corp.	190,639	*
2,000	MICROS Systems	98,860	*
3,500	QLIK Technologies	91,000	*
2,000	RealD Inc.	54,720	*
1,000	Red Hat	45,390	*
3,400	Rovi Corp.	182,410	*
850	Salesforce.com, Inc.	113,543	*
1,500	Solera Holdings	76,650
		1,402,601
Specialty Retail (3.7%)
2,500	Bed Bath & Beyond	120,675	*ØØ
3,000	Dick's Sporting Goods	119,940	*
2,000	O'Reilly Automotive	114,920	*
2,000	Ross Stores	142,240
1,250	Tractor Supply	74,825
2,400	Williams-Sonoma	97,200
		669,800
Textiles, Apparel & Luxury Goods (1.0%)
1,750	Coach, Inc.	91,070
1,500	Phillips-Van Heusen	97,545
		188,615
Trading Companies & Distributors (2.0%)
2,700	Fastenal Co.	175,041
1,400	MSC Industrial Direct Class A	95,858
1,500	WESCO International	93,750	*
		364,649
Wireless Telecommunication Services (2.3%)
2,000	American Tower Class A	103,640	*
3,400	NII Holdings	141,678	*
4,200	SBA Communications Class A	166,656	*
		411,974
Total Common Stocks (Cost $7,414,471)		11,964,934

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Balanced Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.5%)
600,000	U.S. Treasury Notes, 1.38%, due 4/15/12	606,422
325,000	U.S. Treasury Notes, 3.88%, due 10/31/12	341,872
400,000	U.S. Treasury Notes, 2.00%, due 11/30/13	409,281
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,352,616)	1,357,575

Mortgage-Backed Securities (11.0%)

Adjustable Alt-B Mixed Balance (0.4%)
90,271	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.75%, due 7/25/35	71,065	µ

Adjustable Jumbo Balance (0.8%)
204,482	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.04%, due 4/19/36	155,561	µ

Adjustable Mixed Balance (2.1%)
203,053	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.75%, due 5/25/34	190,083	µ
212,668	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.76%, due 11/25/35	177,225	µ
11,383	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.38%, due 6/19/34	9,192	µ
		376,500
Commercial Mortgage-Backed (3.0%)
158,703	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	163,439
225,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	223,849	ñ
73,649	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	74,593	ñ
75,000	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	75,764	ñ
		537,645
Mortgage-Backed Non-Agency (0.8%)
93,662	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	95,828	ñ
46,911	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	48,448	ñ
		144,276
Fannie Mae (2.5%)
166,471	Pass-Through Certificates, 5.50%, due 7/1/38	178,219
157,781	Pass-Through Certificates, 6.00%, due 10/1/38	171,855
95,959	Whole Loan, Ser. 2004-W8, Class PT, 10.71%, due 6/25/44	105,836	µ
		455,910
Freddie Mac (1.4%)
123,766	Pass-Through Certificates, 8.00%, due 11/1/26	140,715
93,211	Pass-Through Certificates, 8.50%, due 10/1/30	106,957
		247,672
	Total Mortgage-Backed Securities (Cost $2,097,873)	1,988,629

Corporate Debt Securities (8.8%)

Banks (3.8%)
75,000	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	79,007
105,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	114,169	ØØ
125,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.60%, due 1/15/12	130,662
135,000	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	134,702
110,000	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	110,296
125,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	125,406
		694,242
Beverages (0.5%)
75,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	80,931

Diversified Financial Services (2.0%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	91,775
35,000	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	36,352
45,000	Caterpillar Financial Services Corp., Senior Notes, 1.65%, due 4/1/14	44,855	Ø
35,000	Erac USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	34,916	ñ
145,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 5.00%, due 4/10/12	151,290
		359,188
Food (0.2%)
31,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	32,883

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	49,868

Media (0.7%)
45,000	NBC Universal, Inc., Senior Unsecured Notes, 2.10%, due 4/1/14	44,791	ñ
75,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	78,864
		123,655
Office/Business Equipment (0.3%)
60,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	62,767

Retail (0.3%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	60,023

Telecommunications (0.7%)
55,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	58,077
70,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	70,058
		128,135
	Total Corporate Debt Securities (Cost $1,572,898)	1,591,692

Asset-Backed Securities (5.0%)
100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 4/25/36	66,791	µ
149,909	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 10/25/36	96,037	µ
75,000	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	74,698
75,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	75,064
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 2/25/37	92,917	µ
175,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	174,701
100,000	Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A3, 0.70%, due 4/21/14	99,765
125,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	124,891
24,024	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 11/25/36	22,673	µ
102,800	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 1/25/36	77,490	µ
	Total Asset-Backed Securities (Cost $1,118,627)	905,027

NUMBER OF SHARES
Short-Term Investments (3.1%)
558,636	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $558,636)	558,636

	Total Investments (101.4%) (Cost $14,115,121)	18,366,493	##

	Liabilities, less cash, receivables and other assets [(1.4%)]	(244,220)

	Total Net Assets (100.0%)	$18,122,273

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.8%)

Aerospace & Defense (1.5%)
2,000	BE Aerospace	71,060	*
1,000	HEICO Corp.	62,520
		133,580
Air Freight & Logistics (1.0%)
1,150	C.H. Robinson Worldwide	85,250

Auto Components (1.9%)
1,000	BorgWarner, Inc.	79,690	*
3,000	Gentex Corp.	90,750
		170,440
Biotechnology (1.7%)
1,500	Alexion Pharmaceuticals	148,020	*

Capital Markets (2.1%)
1,100	Affiliated Managers Group	120,307	*
900	Stifel Financial	64,611	*
		184,918
Chemicals (1.4%)
1,100	Airgas, Inc.	73,062
750	Sigma-Aldrich	47,730
		120,792
Commercial Services & Supplies (2.0%)
2,000	Stericycle, Inc.	177,340	*

Communications Equipment (1.5%)
1,000	Acme Packet	70,960	*
1,500	Juniper Networks	63,120	*
		134,080
Computers & Peripherals (1.0%)
1,900	NetApp, Inc.	91,542	*

Diversified Financial Services (2.0%)
750	IntercontinentalExchange Inc.	92,655	*
2,250	MSCI Inc. Class A	82,845	*
		175,500
Electrical Equipment (4.9%)
2,700	AMETEK, Inc.	118,449
1,000	Polypore International	57,580	*
1,500	Roper Industries	129,690
3,600	Sensata Technologies Holding	125,028	*
		430,747
Electronic Equipment, Instruments & Components (4.5%)
1,550	Amphenol Corp. Class A	84,304
3,600	National Instruments	117,972
2,800	Trimble Navigation	141,512	*
1,000	Universal Display	55,040	*
		398,828
Energy Equipment & Services (5.0%)
1,250	Cameron International	71,375	*
1,100	CARBO Ceramics	155,232
1,200	Core Laboratories N.V.	122,604
1,250	Oil States International	95,175	*
		444,386
Food & Staples Retailing (0.7%)
1,000	Whole Foods Market	65,900

Food Products (1.0%)
1,500	Mead Johnson Nutrition	86,895

Health Care Equipment & Supplies (3.5%)
1,250	Edwards Lifesciences	108,750	*
200	Intuitive Surgical	66,692	*
2,900	NxStage Medical	63,742	*
2,900	Volcano Corp.	74,240	*
		313,424
Health Care Providers & Services (1.5%)
1,650	HMS Holdings	135,053	*

Health Care Technology (2.0%)
1,000	Cerner Corp.	111,200	*
800	Quality Systems	66,672
		177,872
Hotels, Restaurants & Leisure (1.2%)
100	Chipotle Mexican Grill	27,237	*
1,750	Hyatt Hotels Class A	75,320	*
		102,557
Household Products (1.1%)
1,200	Church & Dwight	95,208

Internet Software & Services (0.7%)
1,500	Rackspace Hosting	64,275	*

IT Services (3.5%)
1,900	Cognizant Technology Solutions Class A	154,660	*
2,900	Sapient Corp.	33,205	*
2,250	VeriFone Systems	123,637	*
		311,502
Leisure Equipment & Products (0.1%)
200	Hasbro, Inc.	9,368

Life Science Tools & Services (1.1%)
750	Illumina, Inc.	52,553	*
500	Waters Corp.	43,450	*
		96,003
Machinery (5.5%)
950	Cummins Inc.	104,139
2,500	Danaher Corp.	129,750
1,400	Donaldson Co.	85,806
600	Flowserve Corp.	77,280
1,550	Pall Corp.	89,295
		486,270
Media (2.4%)
1,750	Discovery Communications Class A	69,825	*
2,000	Focus Media Holding ADR	61,340	*
1,600	Scripps Networks Interactive Class A	80,144
		211,309
Metals & Mining (0.8%)
700	Cliffs Natural Resources	68,796

Multiline Retail (2.4%)
2,100	Dollar Tree	116,592	*
2,100	Nordstrom, Inc.	94,248
		210,840
Oil, Gas & Consumable Fuels (3.8%)
750	Cabot Oil & Gas	39,727
1,650	Concho Resources	177,045	*
1,600	Whiting Petroleum	117,520	*
		334,292
Pharmaceuticals (3.2%)
1,500	Medicis Pharmaceutical Class A	48,060
1,250	Perrigo Co.	99,400
1,500	Salix Pharmaceuticals	52,545	*
1,550	Watson Pharmaceuticals	86,816	*
		286,821
Professional Services (1.0%)
2,600	Verisk Analytics Class A	85,176	*

Real Estate Management & Development (1.4%)
1,200	Jones Lang LaSalle	119,688

Road & Rail (1.2%)
2,300	J.B. Hunt Transport Services	104,466

Semiconductors & Semiconductor Equipment (5.3%)
2,400	Analog Devices	94,512
3,800	Avago Technologies	118,180
2,800	Microchip Technology	106,428
1,000	NXP Semiconductors	30,000	*
2,400	Varian Semiconductor Equipment Associates	116,808	*
		465,928
Software (11.9%)
2,200	ANSYS, Inc.	119,218	*
1,500	Ariba, Inc.	51,210	*
1,000	BMC Software	49,740	*
1,750	Check Point Software Technologies	89,337	*
1,500	Citrix Systems	110,190	*
2,900	Informatica Corp.	151,467	*
1,650	MICROS Systems	81,560	*
2,500	QLIK Technologies	65,000	*
1,250	RealD Inc.	34,200	*
750	Red Hat	34,043	*
2,350	Rovi Corp.	126,077	*
600	Salesforce.com, Inc.	80,148	*
1,250	Solera Holdings	63,875
		1,056,065
Specialty Retail (5.7%)
1,700	Bed Bath & Beyond	82,059	*
2,300	Dick's Sporting Goods	91,954	*
1,500	O'Reilly Automotive	86,190	*
1,500	Ross Stores	106,680
1,000	Tractor Supply	59,860
2,000	Williams-Sonoma	81,000
		507,743
Textiles, Apparel & Luxury Goods (1.5%)
1,150	Coach, Inc.	59,846
1,100	Phillips-Van Heusen	71,533
		131,379
Trading Companies & Distributors (3.3%)
2,200	Fastenal Co.	142,626
1,000	MSC Industrial Direct Class A	68,470
1,250	WESCO International	78,125	*
		289,221
Wireless Telecommunication Services (3.5%)
1,500	American Tower Class A	77,730	*
2,550	NII Holdings	106,258	*
3,150	SBA Communications Class A	124,992	*
		308,980
Total Common Stocks
(Cost $5,295,143)		8,820,454

Short-Term Investments (0.0%)
2	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2)	2

Total Investments (99.8%)
(Cost $5,295,145)		8,820,456	##

Cash, receivables and other assets, less liabilities (0.2%)		14,989

Total Net Assets (100.0%)		$8,835,445

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Guardian Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (98.4%)

Beverages (2.2%)
32,613	Coca-Cola	2,163,873

Capital Markets (9.9%)
97,303	Bank of New York Mellon	2,906,441
13,800	BlackRock, Inc.	2,773,938
216,880	Charles Schwab	3,910,346
		9,590,725
Commercial Services & Supplies (2.9%)
93,956	Republic Services	2,822,438

Electronic Equipment, Instruments & Components (6.1%)
42,498	Anixter International	2,970,185
89,552	National Instruments	2,934,619
		5,904,804
Energy Equipment & Services (6.0%)
33,355	Cameron International	1,904,571	*
42,542	Schlumberger Ltd.	3,967,467
		5,872,038
Food & Staples Retailing (2.0%)
26,872	Costco Wholesale	1,970,255

Food Products (2.1%)
28,539	J.M. Smucker	2,037,399

Health Care Equipment & Supplies (6.7%)
33,870	C.R. Bard	3,363,630
60,156	Covidien PLC	3,124,502
		6,488,132
Household Products (4.0%)
63,396	Procter & Gamble	3,905,194

Industrial Conglomerates (3.2%)
32,889	3M Co.	3,075,122

Industrial Gases (2.0%)
19,113	Praxair, Inc.	1,941,881

Insurance (4.4%)
3,562	Markel Corp.	1,476,271	*
132,550	Progressive Corp.	2,800,781
		4,277,052
Internet Software & Services (3.6%)
211,962	Yahoo! Inc.	3,529,167	*

IT Services (4.2%)
9,700	MasterCard, Inc. Class A	2,441,684
98,035	SAIC, Inc.	1,658,752	*
		4,100,436
Machinery (4.9%)
91,411	Danaher Corp.	4,744,231

Media (5.2%)
101,990	Comcast Corp. Class A Special	2,368,208
53,224	Scripps Networks Interactive Class A	2,665,990
		5,034,198
Multiline Retail (2.8%)
55,405	Target Corp.	2,770,804

Oil, Gas & Consumable Fuels (9.0%)
177,014	BG Group PLC	4,404,308
57,615	Newfield Exploration	4,379,316	*
		8,783,624
Pharmaceuticals (6.0%)
55,920	Hospira, Inc.	3,086,784	*
19,451	Roche Holding AG	2,778,412
		5,865,196
Road & Rail (1.5%)
19,679	Canadian National Railway	1,481,238

Semiconductors & Semiconductor Equipment (7.6%)
72,319	Altera Corp.	3,183,482
122,498	Texas Instruments	4,233,531
		7,417,013
Software (0.2%)
8,100	Sourcefire Inc.	222,831	*

Trading Companies & Distributors (1.9%)
13,481	W.W. Grainger	1,856,064

Total Common Stocks (Cost $68,641,434)		95,853,715

Short-Term Investments (1.6%)
1,537,469	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,537,469)	1,537,469

Total Investments (100.0%) (Cost $70,178,903)		97,391,184	##

Liabilities, less cash, receivables and other assets [(0.0%)]		(29,711)

Total Net Assets (100.0%)		$97,361,473

MARCH 31, 2011

Schedule of Investments International Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.0%)

Australia (1.2%)
28,850	Fortescue Metals Group	191,281
17,515	Whitehaven Coal	121,200
		312,481
Austria (0.7%)
3,215	Vienna Insurance Group Wiener Staedtische Versicherung	183,619

Belgium (3.6%)
2,594	Anheuser-Busch InBev	147,765
3,650	Colruyt SA	192,220
4,740	Omega Pharma	228,161
7,615	Telenet Group Holding	356,837
		924,983
Brazil (2.9%)
14,800	Banco Santander Brasil ADR	181,448
100	HRT Participacoes em Petroleo	104,186	*
17,500	Porto Seguro	295,838
8,700	TOTVS SA	167,057
		748,529
Canada (7.4%)
10,502	Corus Entertainment, B Shares	223,797
3,900	Crescent Point Energy	189,268
12,900	Eldorado Gold	210,365
6,983	MacDonald, Dettwiler	388,008
24,600	Neo Material Technologies	236,739	*
2,600	Peyto Exploration & Development	55,245
10,000	Silver Wheaton	434,451
3,200	Vermilion Energy	166,783
		1,904,656
Chile (1.2%)
5,510	Sociedad Quimica y Minera de Chile ADR, B Shares	304,483

China (2.4%)
463,000	Bank of China, H Shares	257,733
249,500	China Liansu Group Holdings	214,584	*
103,200	China Vanke, B Shares	135,326	^^
		607,643
Denmark (3.0%)
2,300	Novo Nordisk Class B	288,965
9,215	Sydbank AS	232,599
4,391	Tryg AS	258,225
		779,789
Egypt (0.7%)
82,000	Centamin Egypt	177,617	*

France (8.8%)
52,265	Alcatel-Lucent	300,057	*
3,590	Arkema	326,074
3,364	BNP Paribas	246,048
3,300	CFAO	123,864
1,640	Cie Generale des Etablissements Michelin Class B	138,523
10,520	CNP Assurances	223,336
6,760	Eutelsat Communications	270,020
1,300	LVMH Moet Hennessy Louis Vuitton	205,791
6,011	Sodexo	438,973
		2,272,686
Germany (6.4%)
3,200	Brenntag AG	355,366	*
4,066	Deutsche Boerse	308,573
5,206	Fresenius Medical Care	349,641
2,106	Linde AG	332,636
8,192	Tognum AG	294,886
		1,641,102
Hong Kong (0.8%)
4,350	China Mobile ADR	201,144

Ireland (0.7%)
5,965	DCC PLC	189,918

Japan (11.3%)
18,100	Brother Industries	265,908
11,900	Circle K Sunkus	181,690
419	Jupiter Telecommunications	411,545
41	KDDI Corp.	253,847
61	Kenedix Realty Investment	250,805
5,300	Makita Corp.	246,586
5,400	Nifco, Inc.	129,320
17,300	Nihon Kohden	376,657
26,500	Nippon Electric Glass	375,294
3,700	Sankyo Co.	189,715
7,700	Sundrug Co.	219,114
		2,900,481
Korea (0.9%)
515	Samsung Electronics GDR	219,441	ñ

Netherlands (9.7%)
4,615	Akzo Nobel	317,077
4,196	Fugro NV	369,758
21,180	Koninklijke Ahold	284,194
5,099	Nutreco Holding	373,961
8,006	Sligro Food Group	270,151
11,275	TNT NV	289,218
10,611	Unilever NV	332,714
12,860	USG People	266,088	*
		2,503,161
Norway (2.6%)
28,931	DnB NOR	443,885
29,759	Prosafe ASA	225,846
		669,731
South Africa (1.1%)
14,226	MTN Group	287,191

Sweden (0.8%)
5,058	Elekta AB, B Shares	202,259

Switzerland (9.9%)
1,264	Bucher Industries	288,993
7,462	Credit Suisse Group	317,084
303	Givaudan SA	304,649
4,674	Nestle SA	267,922
4,607	Novartis AG	249,887
1,867	Roche Holding	266,685
197	SGS SA	350,675
3,305	Sulzer AG	497,999
		2,543,894
Turkey (0.7%)
138,670	Sinpas Gayrimenkul Yatirim Ortakligi	185,007	*

United Kingdom (19.2%)
49,178	Amlin PLC	301,128
5,991	Antofagasta PLC	130,802
12,180	Avanti Communications Group	88,170	*
13,315	BG Group	331,292
10,900	Bunzl PLC	130,182
43,325	Chemring Group	480,606
32,360	Experian Group	400,760
4,906	Fidessa Group	137,729
27,086	Informa PLC	181,062
10,800	Jazztel PLC	58,652	*ñ
39,915	Jazztel PLC	216,766	*
73,045	Mitie Group	230,256
27,586	Reed Elsevier	238,969
3,500	Rio Tinto ADR	248,920
57,549	RPS Group	197,380
8,119	Subsea 7	205,095
11,700	Synergy Health	153,907
8,860	Travis Perkins	144,406
9,110	Tullow Oil	211,614
193,325	Vodafone Group	547,383
7,200	Willis Group Holdings	290,592
		4,925,671
Total Common Stocks (Cost $20,483,085)		24,685,486

Rights (0.0%)

Belgium (0.0%)
77,560	Ageas VVPR Strip	220	*
112,269	Anheuser-Busch InBev VVPR Strip	795	*

Total Rights (Cost $43)		1,015

Warrants (0.0%)

Italy (0.0%)
124,793	UBI Banca (Cost $0)	159	*

Short-Term Investments (2.2%)
572,550	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $572,550)	572,550

Total Investments (98.2%) (Cost $21,055,678)		25,259,210	##

Cash, receivables and other assets, less liabilities (1.8%)		472,843

Total Net Assets (100.0%)		$ 25,732,053

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Portfolio (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Chemicals	$1,821,658	7.1%
Insurance	1,552,958	6.0%
Metals & Mining	1,393,436	5.4%
Commercial Banks	1,361,872	5.3%
Media	1,325,393	5.2%
Wireless Telecommunication Services	1,289,565	5.0%
Oil, Gas & Consumable Fuels	1,179,588	4.6%
Food & Staples Retailing	1,147,369	4.5%
Machinery	1,033,578	4.0%
Professional Services	1,017,523	4.0%
Food Products	974,597	3.8%
Health Care Equipment & Supplies	807,077	3.1%
Pharmaceuticals	805,537	3.1%
Energy Equipment & Services	800,699	3.1%
Diversified Telecommunication Services	720,425	2.8%
Software	692,794	2.7%
Trading Companies & Distributors	629,954	2.5%
Health Care Providers & Services	503,548	2.0%
Aerospace & Defense	480,606	1.9%
Hotels, Restaurants & Leisure	438,973	1.7%
Real Estate Investment Trusts	435,812	1.7%
Commercial Services & Supplies	427,636	1.7%
Electronic Equipment, Instruments & Components	375,294	1.5%
Capital Markets	317,084	1.2%
Diversified Financial Services	308,573	1.2%
Communications Equipment	300,057	1.2%
Electrical Equipment	294,886	1.1%
Air Freight & Logistics	289,218	1.1%
Auto Components	267,843	1.0%
Office Electronics	265,908	1.0%
Semiconductors & Semiconductor Equipment	219,441	0.9%
Building Products	214,584	0.8%
Textiles, Apparel & Luxury Goods	205,791	0.8%
Industrial Conglomerates	189,918	0.7%
Leisure Equipment & Products	189,715	0.7%
Beverages	148,560	0.6%
Real Estate Management & Development	135,326	0.5%
Distributors	123,864	0.5%
Short-Term Investments and Other Assets-Net	1,045,393	4.0%

	$25,732,053	100.0%

MARCH 31, 2011

Schedule of Investments Mid Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (100.1%)

Aerospace & Defense (2.4%)
70,000	BE Aerospace	2,487,100	*
40,000	HEICO Corp.	2,500,800
22,100	Precision Castparts	3,252,678
		8,240,578
Air Freight & Logistics (1.0%)
46,500	C.H. Robinson Worldwide	3,447,045

Auto Components (2.0%)
45,000	BorgWarner, Inc.	3,586,050	*
105,000	Gentex Corp.	3,176,250
		6,762,300
Biotechnology (2.1%)
60,000	Alexion Pharmaceuticals	5,920,800	*
44,100	BioMarin Pharmaceutical	1,108,233	*
		7,029,033
Capital Markets (2.0%)
38,700	Affiliated Managers Group	4,232,619	*
35,000	Stifel Financial	2,512,650	*
		6,745,269
Chemicals (1.4%)
45,000	Airgas, Inc.	2,988,900
27,900	Sigma-Aldrich	1,775,556
		4,764,456
Commercial Services & Supplies (2.1%)
80,900	Stericycle, Inc.	7,173,403	*

Communications Equipment (1.5%)
35,000	Acme Packet	2,483,600	*
60,000	Juniper Networks	2,524,800	*
		5,008,400
Computers & Peripherals (0.9%)
63,700	NetApp, Inc.	3,069,066	*

Diversified Financial Services (2.1%)
30,000	IntercontinentalExchange Inc.	3,706,200	*
90,000	MSCI Inc. Class A	3,313,800	*
		7,020,000
Electrical Equipment (4.6%)
102,900	AMETEK, Inc.	4,514,223
40,000	Polypore International	2,303,200	*
49,000	Roper Industries	4,236,540
125,000	Sensata Technologies Holding	4,341,250	*
		15,395,213
Electronic Equipment, Instruments & Components (4.7%)
61,300	Amphenol Corp. Class A	3,334,107
147,000	National Instruments	4,817,190
112,700	Trimble Navigation	5,695,858	*
38,400	Universal Display	2,113,536	*
		15,960,691
Energy Equipment & Services (5.1%)
44,100	Cameron International	2,518,110	*
42,500	CARBO Ceramics	5,997,600
51,000	Core Laboratories N.V.	5,210,670
45,000	Oil States International	3,426,300	*
		17,152,680
Food & Staples Retailing (0.7%)
37,500	Whole Foods Market	2,471,250

Food Products (1.2%)
72,000	Mead Johnson Nutrition	4,170,960

Health Care Equipment & Supplies (3.5%)
51,500	Edwards Lifesciences	4,480,500	*
7,300	Intuitive Surgical	2,434,258	*
102,900	NxStage Medical	2,261,742	*
107,800	Volcano Corp.	2,759,680	*
		11,936,180
Health Care Providers & Services (2.5%)
65,000	Express Scripts	3,614,650	*
58,800	HMS Holdings	4,812,780	*
		8,427,430
Health Care Technology (1.9%)
39,200	Cerner Corp.	4,359,040	*
24,500	Quality Systems	2,041,830
		6,400,870
Hotels, Restaurants & Leisure (1.2%)
4,500	Chipotle Mexican Grill	1,225,665	*
67,500	Hyatt Hotels Class A	2,905,200	*
		4,130,865
Household Products (1.0%)
43,100	Church & Dwight	3,419,554

Internet Software & Services (0.7%)
53,900	Rackspace Hosting	2,309,615	*

IT Services (3.4%)
66,600	Cognizant Technology Solutions Class A	5,421,240	*
117,600	Sapient Corp.	1,346,520	*
83,300	VeriFone Systems	4,577,335	*
		11,345,095
Leisure Equipment & Products (0.1%)
8,000	Hasbro, Inc.	374,720

Life Science Tools & Services (0.8%)
21,100	Illumina, Inc.	1,478,477	*
15,000	Waters Corp.	1,303,500	*
		2,781,977
Machinery (5.3%)
36,800	Cummins Inc.	4,034,016
88,200	Danaher Corp.	4,577,580
50,000	Donaldson Co.	3,064,500
22,100	Flowserve Corp.	2,846,480
58,800	Pall Corp.	3,387,468
		17,910,044
Media (2.3%)
63,700	Discovery Communications Class A	2,541,630	*
75,000	Focus Media Holding ADR	2,300,250	*
58,800	Scripps Networks Interactive Class A	2,945,292
		7,787,172
Metals & Mining (0.7%)
24,500	Cliffs Natural Resources	2,407,860

Multiline Retail (2.3%)
80,000	Dollar Tree	4,441,600	*
77,400	Nordstrom, Inc.	3,473,712
		7,915,312
Oil, Gas & Consumable Fuels (3.7%)
30,000	Cabot Oil & Gas	1,589,100
65,000	Concho Resources	6,974,500	*
54,000	Whiting Petroleum	3,966,300	*
		12,529,900
Pharmaceuticals (3.3%)
55,000	Medicis Pharmaceutical Class A	1,762,200
50,000	Perrigo Co.	3,976,000
55,000	Salix Pharmaceuticals	1,926,650	*
60,000	Watson Pharmaceuticals	3,360,600	*
		11,025,450
Professional Services (1.0%)
98,000	Verisk Analytics Class A	3,210,480	*

Real Estate Management & Development (1.2%)
39,200	Jones Lang LaSalle	3,909,808

Road & Rail (1.1%)
85,300	J.B. Hunt Transport Services	3,874,326

Semiconductors & Semiconductor Equipment (5.0%)
79,400	Analog Devices	3,126,772
143,100	Avago Technologies	4,450,410
107,800	Microchip Technology	4,097,478
35,000	NXP Semiconductors	1,050,000	*
83,300	Varian Semiconductor Equipment Associates	4,054,211	*
		16,778,871
Software (11.8%)
88,200	ANSYS, Inc.	4,779,558	*
50,000	Ariba, Inc.	1,707,000	*
34,000	BMC Software	1,691,160	*
58,800	Check Point Software Technologies	3,001,740	*
53,900	Citrix Systems	3,959,494	*
107,800	Informatica Corp.	5,630,394	*
61,300	MICROS Systems	3,030,059	*
100,000	QLIK Technologies	2,600,000	*
45,000	RealD Inc.	1,231,200	*
42,500	Red Hat	1,929,075	*
98,000	Rovi Corp.	5,257,700	*
22,100	Salesforce.com, Inc.	2,952,118	*
44,100	Solera Holdings	2,253,510
		40,023,008
Specialty Retail (5.6%)
80,400	Bed Bath & Beyond	3,880,908	*
88,500	Dick's Sporting Goods	3,538,230	*
55,000	O'Reilly Automotive	3,160,300	*
53,900	Ross Stores	3,833,368
30,000	Tractor Supply	1,795,800
68,600	Williams-Sonoma	2,778,300
		18,986,906
Textiles, Apparel & Luxury Goods (1.4%)
45,000	Coach, Inc.	2,341,800
39,200	Phillips-Van Heusen	2,549,176
		4,890,976
Trading Companies & Distributors (3.1%)
84,300	Fastenal Co.	5,465,169
40,000	MSC Industrial Direct Class A	2,738,800
35,000	WESCO International	2,187,500	*
		10,391,469
Wireless Telecommunication Services (3.4%)
50,000	American Tower Class A	2,591,000	*
100,000	NII Holdings	4,167,000	*
119,500	SBA Communications Class A	4,741,760	*
		11,499,760
Total Common Stocks (Cost $204,229,760)		338,677,992

Short-Term Investments (0.3%)
1,002,556	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,002,556)	1,002,556

Total Investments (100.4%) (Cost $205,232,316)		339,680,548	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(1,429,333)

Total Net Assets (100.0%)		$338,251,215

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Partners Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (97.5%)

Aerospace & Defense (3.5%)
32,200	Boeing Co.	2,380,546
42,200	Textron Inc.	1,155,858
		3,536,404
Air Freight & Logistics (0.7%)
7,800	FedEx Corp.	729,690

Auto Components (1.1%)
22,300	Lear Corp.	1,089,801

Automobiles (0.8%)
27,600	General Motors	856,428	*

Beverages (1.1%)
16,700	Coca-Cola	1,108,045

Biotechnology (0.9%)
16,900	Amgen Inc.	903,305	*

Building Products (3.0%)
55,300	Masco Corp.	769,776
61,700	Owens Corning	2,220,583	*
		2,990,359
Capital Markets (4.9%)
10,500	Goldman Sachs Group	1,663,935
78,800	Invesco Ltd.	2,014,128
28,100	State Street	1,262,814
		4,940,877
Commercial Banks (4.9%)
93,100	Fifth Third Bancorp	1,292,228
38,000	SunTrust Banks	1,095,920
79,300	Wells Fargo	2,513,810
		4,901,958
Communications Equipment (1.3%)
23,600	Research In Motion	1,335,052	*

Computers & Peripherals (1.6%)
39,800	Hewlett-Packard	1,630,606

Construction & Engineering (1.0%)
24,300	Chicago Bridge & Iron	988,038

Consumer Finance (2.7%)
43,000	American Express	1,943,600
14,100	Capital One Financial	732,636
		2,676,236
Diversified Financial Services (9.3%)
194,900	Bank of America	2,598,017
372,623	Citigroup Inc.	1,646,994	*
51,200	J.P. Morgan Chase	2,360,320
80,300	Moody's Corp.	2,722,973
		9,328,304
Diversified Telecommunication Services (1.7%)
68,400	Telefonica SA ADR	1,725,048

Electric Utilities (0.7%)
7,600	DPL Inc.	208,316
31,200	NV Energy	464,568
		672,884
Electrical Equipment (1.7%)
71,400	ABB Ltd. ADR	1,727,166	*

Energy Equipment & Services (5.2%)
32,100	Halliburton Co.	1,599,864
45,600	McDermott International	1,157,784	*
17,300	National Oilwell Varco	1,371,371
50,400	Weatherford International	1,139,040	*
		5,268,059
Food & Staples Retailing (1.1%)
32,300	CVS Caremark	1,108,536

Health Care Equipment & Supplies (3.3%)
33,300	Covidien PLC	1,729,602
27,000	Zimmer Holdings	1,634,310	*
		3,363,912
Health Care Providers & Services (5.4%)
37,700	Aetna Inc.	1,411,111
8,000	AmerisourceBergen Corp.	316,480
32,700	Medco Health Solutions	1,836,432	*
26,200	WellPoint Inc.	1,828,498
		5,392,521
Household Durables (1.9%)
850	NVR, Inc.	642,600	*
14,900	Whirlpool Corp.	1,271,864
		1,914,464
Household Products (1.0%)
14,600	Energizer Holdings	1,038,936	*

Insurance (3.7%)
28,200	Berkshire Hathaway Class B	2,358,366	*
31,600	MetLife, Inc.	1,413,468
		3,771,834
IT Services (2.3%)
57,600	Lender Processing Services	1,854,144
6,300	Visa Inc. Class A	463,806
		2,317,950
Machinery (2.3%)
4,700	Bucyrus International	429,815
29,300	Ingersoll-Rand PLC	1,415,483
13,400	Terex Corp.	496,336	*
		2,341,634
Media (1.6%)
40,900	McGraw-Hill Cos.	1,611,460

Metals & Mining (4.5%)
9,800	Cliffs Natural Resources	963,144
12,900	Freeport-McMoRan Copper & Gold	716,595
23,900	Teck Resources Class B	1,267,178
3,700	United States Steel	199,578
5,100	Walter Energy	690,693
31,300	Xstrata PLC	731,580
		4,568,768
Multi-Utilities (1.4%)
47,700	CenterPoint Energy	837,612
11,700	National Grid ADR	562,068
		1,399,680
Multiline Retail (2.8%)
37,600	J.C. Penney	1,350,216
61,600	Macy's, Inc.	1,494,416
		2,844,632
Oil, Gas & Consumable Fuels (8.4%)
4,800	Apache Corp.	628,416
29,800	Canadian Natural Resources	1,473,014
33,500	Cenovus Energy	1,319,230
24,000	El Paso Corp.	432,000
12,600	EOG Resources	1,493,226
16,500	Kinder Morgan	489,060	*
45,000	Petroleo Brasileiro ADR	1,819,350
18,800	Southwestern Energy	807,836	*
		8,462,132
Paper & Forest Products (0.4%)
12,400	International Paper	374,232

Personal Products (1.3%)
48,800	Avon Products	1,319,552

Pharmaceuticals (3.7%)
60,300	Pfizer Inc.	1,224,693
28,800	Shire PLC ADR	2,508,480
		3,733,173
Semiconductors & Semiconductor Equipment (0.8%)
38,900	Intel Corp.	784,613

Software (1.5%)
13,500	Check Point Software Technologies	689,175	*
24,300	Oracle Corp.	810,891
		1,500,066
Specialty Retail (4.0%)
34,700	Aeropostale, Inc.	843,904	*
42,100	Best Buy	1,209,112
14,300	Limited Brands	470,184
55,500	Lowe's Cos.	1,466,865
		3,990,065
Total Common Stocks (Cost $66,466,994)		98,246,420

Short-Term Investments (2.1%)
2,106,986	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,106,986)	2,106,986

Total Investments (99.6%) (Cost $68,573,980)		100,353,406	##

Cash, receivables and other assets, less liabilities (0.4%)		406,419

Total Net Assets (100.0%)		$ 100,759,825

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Regency Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.9%)

Aerospace & Defense (2.3%)
64,700	Embraer SA ADR	2,180,390
97,000	Spirit Aerosystems Holdings Class A	2,489,990	*
		4,670,380
Auto Components (1.5%)
62,000	Lear Corp.	3,029,940

Automobiles (0.6%)
28,100	Harley-Davidson	1,193,969

Beverages (1.0%)
52,700	Dr. Pepper Snapple Group	1,958,332

Building Products (3.3%)
156,500	Masco Corp.	2,178,480
129,300	Owens Corning	4,653,507	*
		6,831,987
Capital Markets (1.9%)
154,900	Invesco Ltd.	3,959,244

Commercial Banks (7.2%)
22,600	Comerica Inc.	829,872
236,200	Fifth Third Bancorp	3,278,456
106,455	First Horizon National	1,193,361
77,900	KeyCorp	691,752
352,400	Regions Financial	2,558,424
105,200	SunTrust Banks	3,033,968
335,300	Synovus Financial	804,720
107,600	Zions Bancorp	2,481,256
		14,871,809
Construction & Engineering (1.8%)
91,200	Chicago Bridge & Iron	3,708,192

Containers & Packaging (1.0%)
89,100	Temple-Inland	2,084,940

Diversified Financial Services (2.5%)
154,000	Moody's Corp.	5,222,140

Electric Utilities (2.7%)
91,300	DPL Inc.	2,502,533
208,400	NV Energy	3,103,076
		5,605,609
Electrical Equipment (0.7%)
35,100	General Cable	1,519,830	*

Electronic Equipment, Instruments & Components (3.5%)
43,600	Anixter International	3,047,204
121,600	Avnet, Inc.	4,145,344	*
		7,192,548
Energy Equipment & Services (5.6%)
81,000	Complete Production Services	2,576,610	*
118,800	McDermott International	3,016,332	*
33,700	National Oilwell Varco	2,671,399
21,300	Noble Corp.	971,706
24,300	Oceaneering International	2,173,635	*
		11,409,682
Food Products (0.3%)
7,900	J.M. Smucker	563,981
Gas Utilities (0.9%)
109,700	Questar Corp.	1,914,265
Health Care Providers & Services (7.3%)
54,800	Aetna Inc.	2,051,164
93,100	AmerisourceBergen Corp.	3,683,036
66,600	CIGNA Corp.	2,949,048
98,800	Coventry Health Care	3,150,732	*
45,900	MEDNAX, Inc.	3,057,399	*
		14,891,379
Household Durables (2.7%)
148,500	KB HOME	1,847,340
1,200	NVR, Inc.	907,200	*
33,600	Whirlpool Corp.	2,868,096
		5,622,636
Household Products (1.1%)
32,200	Energizer Holdings	2,291,352	*

Insurance (8.4%)
80,200	Assurant, Inc.	3,088,502
122,200	Lincoln National	3,670,888
26,300	PartnerRe Ltd.	2,084,012
111,700	Principal Financial Group	3,586,687
46,900	StanCorp Financial Group	2,163,028
81,500	W.R. Berkley	2,625,115
		17,218,232
IT Services (1.9%)
119,600	Lender Processing Services	3,849,924

Life Science Tools & Services (0.4%)
34,900	ICON PLC ADR	753,491	*

Machinery (5.9%)
38,600	AGCO Corp.	2,121,842	*
5,900	Bucyrus International	539,555
64,900	Ingersoll-Rand PLC	3,135,319
74,900	Terex Corp.	2,774,296	*
56,100	WABCO Holdings	3,458,004	*
		12,029,016
Media (2.3%)
25,900	Cablevision Systems Class A	896,399
99,300	McGraw-Hill Cos.	3,912,420
		4,808,819
Metals & Mining (3.6%)
31,700	Cliffs Natural Resources	3,115,476
64,500	Teck Resources Class B	3,419,790
16,500	United States Steel	890,010
		7,425,276
Multi-Utilities (4.7%)
73,500	Alliant Energy	2,861,355
115,600	CenterPoint Energy	2,029,936
139,900	CMS Energy	2,747,636
20,100	DTE Energy	984,096
21,500	OGE Energy	1,087,040
		9,710,063
Multiline Retail (2.9%)
77,600	J.C. Penney	2,786,616
126,900	Macy's, Inc.	3,078,594
		5,865,210
Oil, Gas & Consumable Fuels (8.6%)
143,300	Denbury Resources	3,496,520	*
45,300	Newfield Exploration	3,443,253	*
28,900	Noble Energy	2,793,185
49,633	Ship Finance International	1,028,892
38,700	Southwestern Energy	1,662,939	*
47,500	Whiting Petroleum	3,488,875	*
42,400	World Fuel Services	1,721,864
		17,635,528
Pharmaceuticals (1.5%)
36,600	Shire PLC ADR	3,187,860

Real Estate Investment Trusts (4.0%)
12,500	Alexandria Real Estate Equities	974,626
89,500	Annaly Capital Management	1,561,775
17,226	Boston Properties	1,633,886
39,286	Macerich Co.	1,945,836
23,404	Vornado Realty Trust	2,047,850
		8,163,973
Semiconductors & Semiconductor Equipment (1.4%)
31,200	Lam Research	1,767,792	*
104,800	ON Semiconductor	1,034,376	*
		2,802,168
Specialty Retail (3.3%)
83,600	Aeropostale, Inc.	2,033,152	*
145,100	Chico's FAS	2,161,990
76,400	Limited Brands	2,512,031
		6,707,173
Thrifts & Mortgage Finance (0.1%)
6,600	BankUnited	189,486
Total Common Stocks (Cost $132,206,936)		198,888,434

Short-Term Investments (3.9%)
7,954,030	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $7,954,030)	7,954,030

Total Investments (100.8%) (Cost $140,160,966)		206,842,464	##

Liabilities, less cash, receivables and other assets [(0.8%)]		(1,591,201)

Total Net Assets (100.0%)		$ 205,251,263

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Short Duration Bond Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (9.2%)
1,000,000	U.S. Treasury Notes, 1.38%, due 4/15/12	1,010,703
13,995,000	U.S. Treasury Notes, 3.88%, due 10/31/12	14,721,536
10,000,000	U.S. Treasury Notes, 2.00%, due 11/30/13	10,232,000
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $25,809,211)	25,964,239

U.S. Government Agency Securities (4.2%)
8,500,000	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.61%, due 3/30/12	8,524,794	µ@
3,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.53%, due 6/15/12	3,462,696	µ@ØØ
	Total U.S. Government Agency Securities (Cost $11,950,000)	11,987,490

Mortgage-Backed Securities (41.4%)

Adjustable Alt-B Mixed Balance (0.4%)
1,414,788	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.75%, due 7/25/35	1,113,782	µ

Adjustable Jumbo Balance (7.7%)
3,692,700	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.04%, due 4/19/36	2,809,248	µ
3,098,907	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.83%, due 12/25/34	3,077,955	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 2.86%, due 10/25/35	16,010,496	µ
		21,897,699
Adjustable Mixed Balance (2.6%)
3,566,164	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 5.33%, due 9/20/36	2,178,666	µ
2,361,217	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.75%, due 5/25/34	2,210,394	µ
2,965,538	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.76%, due 11/25/35	2,471,299	µ
566,553	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.38%, due 6/19/34	457,537	µ
		7,317,896
Commercial Mortgage-Backed (21.5%)
3,385,971	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class A1, 5.04%, due 12/11/38	3,419,716
7,821,797	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	8,055,195
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,746,224
3,576,047	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%, due 9/15/40	3,632,951
3,970,053	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	4,053,070
3,075,767	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	3,187,911
880,576	Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3, 4.50%, due 1/11/17	888,448
11,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	10,943,752	ñ
1,001,415	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A1, 5.65%, due 6/15/49	1,007,208
4,225,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.19%, due 7/15/37	4,379,584	µ
3,387,873	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	3,431,283	ñØØ
7,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	7,518,436	ØØ
2,053,315	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	2,066,227	ñ
3,875,000	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	3,914,461	ñ
		61,244,466
Mortgage-Backed Non-Agency (1.8%)
1,229,316	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,257,743	ñ
3,142,862	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	3,194,455	ñ
628,270	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	648,859	ñ
		5,101,057
Fannie Mae (6.1%)
6,705,568	Pass-Through Certificates, 6.00%, due 11/1/37	7,305,803
7,990,607	Pass-Through Certificates, 5.50%, due 7/1/38	8,554,503
1,399,559	Whole Loan, Ser. 2004-W8, Class PT, 10.71%, due 6/25/44	1,543,619	µ
		17,403,925
Freddie Mac (1.3%)
9,927	Pass-Through Certificates, 10.00%, due 4/1/20	11,390
1,869,161	Pass-Through Certificates, 8.00%, due 11/1/26	2,125,119
1,312,576	Pass-Through Certificates, 8.50%, due 10/1/30	1,506,139
		3,642,648
	Total Mortgage-Backed Securities (Cost $122,461,248)	117,721,473

Corporate Debt Securities (28.8%)

Banks (11.6%)
5,700,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	6,197,758
4,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	4,563,833
6,500,000	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	6,485,628
4,075,000	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	4,330,576	ØØ
5,200,000	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	5,214,004
6,000,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	6,019,488
		32,811,287
Beverages (1.3%)
3,350,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	3,614,911

Diversified Financial Services (6.2%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,577,945
1,990,000	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	2,066,911	ØØ
2,165,000	Caterpillar Financial Services Corp., Senior Notes, 1.65%, due 4/1/14	2,158,020	Ø
1,760,000	Erac USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	1,755,771	ñ
6,500,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	7,174,245	ØØ
		17,732,892
Food (0.6%)
1,720,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	1,824,483

Insurance (0.8%)
2,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	2,303,895

Media (2.4%)
2,430,000	NBC Universal, Inc., Senior Unsecured Notes, 2.10%, due 4/1/14	2,418,710	ñ
4,240,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	4,458,471
		6,877,181
Office/Business Equipment (1.1%)
2,990,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	3,127,869

Retail (1.2%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,383,126

Telecommunications (3.6%)
3,000,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	3,167,826
3,495,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	3,528,384
3,380,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	3,382,819
		10,079,029
	Total Corporate Debt Securities (Cost $81,013,562)	81,754,673

Asset-Backed Securities (15.9%)
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 4/25/36	1,335,824	µ
2,848,276	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 10/25/36	1,824,700	µ
3,425,000	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	3,411,198
3,300,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	3,302,810
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.40%, due 11/25/36	925,589	µ
2,368,109	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.43%, due 2/25/36	2,085,494	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 2/25/37	1,858,352	µ
2,108,979	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.43%, due 6/25/36	1,830,955	µ
1,242,294	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.43%, due 8/25/36	1,071,416	µ
2,186,415	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.43%, due 9/25/36	1,853,923	µ
8,325,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	8,310,773
5,200,000	Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A3, 0.70%, due 4/21/14	5,187,771
5,885,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	5,879,854
464,467	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 11/25/36	438,343	µ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	0	aµ*
114,421	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.32%, due 7/25/37	113,161	µ
1,925,161	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 1/25/36	1,451,173	µ
5,175,000	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.42%, due 6/25/36	4,190,482	µ
123,961	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.34%, due 6/25/36	123,673	µ
	Total Asset-Backed Securities (Cost $53,243,007)	45,195,491

NUMBER OF SHARES

Short-Term Investments (2.3%)
6,532,901	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,532,901)	6,532,901

	Total Investments (101.8%) (Cost $301,009,929)	289,156,267	##

	Liabilities, less cash, receivables and other assets [(1.8%)]	(5,014,078)

	Total Net Assets (100.0%)	$ 284,142,189

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Small Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (91.8%)

Aerospace & Defense (4.0%)
8,400	Aerovironment Inc.	293,748	*
9,375	HEICO Corp.	586,125
		879,873
Air Freight & Logistics (1.3%)
7,900	Hub Group Class A	285,901	*

Biotechnology (1.0%)
2,300	Alexion Pharmaceuticals	226,964	*

Capital Markets (1.2%)
17,100	HFF Inc. Class A	257,184	*

Chemicals (0.9%)
12,300	Ferro Corporation	204,057	*

Commercial Banks (1.0%)
8,700	Texas Capital Bancshares	226,113	*

Commercial Services & Supplies (1.3%)
10,500	Team, Inc.	275,730	*

Communications Equipment (5.4%)
2,300	Acme Packet	163,208	*
9,800	Aruba Networks	331,632	*
24,100	Harmonic Inc.	226,058	*
6,800	RADWARE Ltd.	240,992	*
5,800	Riverbed Technology	218,370	*
		1,180,260
Consumer Finance (1.2%)
6,800	First Cash Financial Services	262,480	*

Diversified Consumer Services (1.6%)
7,400	Steiner Leisure	342,324	*

Diversified Financial Services (1.4%)
3,600	Portfolio Recovery Associates	306,468	*

Electrical Equipment (1.5%)
5,900	Polypore International	339,722	*

Electronic Equipment, Instruments & Components (0.9%)
4,000	DTS, Inc.	186,520	*

Energy Equipment & Services (1.6%)
8,700	Superior Energy Services	356,700	*

Food & Staples Retailing (2.0%)
4,700	Fresh Market	177,378	*
7,000	PriceSmart, Inc.	256,480
		433,858
Food Products (1.8%)
4,200	Diamond Foods	234,360
2,800	TreeHouse Foods	159,236	*
		393,596
Health Care Equipment & Supplies (5.9%)
8,200	Cyberonics, Inc.	260,842	*
5,700	Neogen Corporation	235,866	*
4,200	Sirona Dental Systems	210,672	*
10,200	Volcano Corp.	261,120	*
7,100	Zoll Medical	318,151	*
		1,286,651
Health Care Providers & Services (5.9%)
5,200	Air Methods	349,700	*
4,500	HMS Holdings	368,325	*
8,000	IPC The Hospitalist	363,280	*
9,400	U.S. Physical Therapy	209,996
		1,291,301
Health Care Technology (2.0%)
8,100	SXC Health Solutions	443,880	*

Hotels, Restaurants & Leisure (4.5%)
8,300	Gaylord Entertainment	287,844	*
20,400	Orient-Express Hotels Class A	252,348	*
1,900	Panera Bread Class A	241,300	*
12,100	Texas Roadhouse	205,579
		987,071
Internet & Catalog Retail (1.1%)
4,700	Shutterfly, Inc.	246,092	*

Internet Software & Services (7.1%)
6,500	Intralinks Holdings	173,810	*
15,600	Keynote Systems	289,380
20,100	LivePerson, Inc.	254,064	*
7,000	Rackspace Hosting	299,950	*
9,200	SAVVIS, Inc.	341,228	*
14,000	Web.com Group	204,260	*
		1,562,692
IT Services (1.2%)
4,700	VeriFone Systems	258,265	*

Machinery (0.9%)
7,100	Actuant Corp. Class A	205,900

Media (3.1%)
16,600	ReachLocal, Inc.	332,000	*
26,900	Sinclair Broadcast Group Class A	337,326
		669,326
Metals & Mining (2.4%)
12,600	Globe Specialty Metals	286,776
11,100	Worthington Industries	232,212
		518,988
Oil, Gas & Consumable Fuels (5.0%)
6,000	Brigham Exploration	223,080	*
2,000	Clayton Williams Energy	211,400	*
34,500	Magnum Hunter Resources	295,665	*
7,500	Rosetta Resources	356,550	*
		1,086,695
Pharmaceuticals (0.8%)
5,200	Medicis Pharmaceutical Class A	166,608

Professional Services (2.7%)
15,100	Kelly Services Class A	327,821	*
18,300	SFN Group	257,847	*
		585,668
Road & Rail (1.7%)
10,800	Old Dominion Freight Line	378,972	*

Semiconductors & Semiconductor Equipment (4.0%)
8,000	Cavium Networks	359,440	*
7,700	Diodes Inc.	262,262	*
4,000	Hittite Microwave	255,080	*
		876,782
Software (8.3%)
4,700	Fortinet Inc.	206,800	*
7,600	Kenexa Corp.	209,684	*
9,700	SS&C Technologies Holdings	198,074	*
7,600	Taleo Corp. Class A	270,940	*
11,600	TIBCO Software	316,100	*
10,300	Ultimate Software Group	605,125	*
		1,806,723
Specialty Retail (4.3%)
10,700	Hibbett Sports	383,167	*
6,100	Tractor Supply	365,146
6,000	Vitamin Shoppe	202,980	*
		951,293
Textiles, Apparel & Luxury Goods (1.9%)
2,600	Deckers Outdoor	223,990	*
3,200	Warnaco Group	183,008	*
		406,998
Trading Companies & Distributors (0.9%)
3,000	MSC Industrial Direct Class A	205,410
Total Common Stocks (Cost $15,479,420)		20,093,065

Short-Term Investments (4.4%)
970,784	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $970,784)	970,784

Total Investments (96.2%) (Cost $16,450,204)		21,063,849	##

Cash, receivables and other assets, less liabilities (3.8%)		824,175

Total Net Assets (100.0%)		$ 21,888,024

See Notes to Schedule of Investments

MARCH 31, 2011

Schedule of Investments Socially Responsive Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (97.6%)

Capital Markets (9.9%)
174,560	Bank of New York Mellon	5,214,107
24,620	BlackRock, Inc.	4,948,866
383,424	Charles Schwab	6,913,135
		17,076,108
Commercial Services & Supplies (2.3%)
142,885	Herman Miller	3,927,908

Electronic Equipment, Instruments & Components (6.0%)
73,205	Anixter International	5,116,297
157,845	National Instruments	5,172,581
		10,288,878
Food & Staples Retailing (2.0%)
46,910	Costco Wholesale	3,439,441
Food Products (4.9%)
51,950	J.M. Smucker	3,708,711
100,175	McCormick & Company	4,791,370
		8,500,081
Health Care Equipment & Supplies (6.2%)
64,060	Becton, Dickinson & Co.	5,100,457
107,940	Covidien PLC	5,606,404
		10,706,861
Household Products (4.0%)
112,315	Procter & Gamble	6,918,604

Industrial Conglomerates (3.1%)
57,845	3M Co.	5,408,507

Industrial Gases (2.2%)
37,870	Praxair, Inc.	3,847,592

Insurance (4.4%)
6,245	Markel Corp.	2,588,240	*
240,525	Progressive Corp.	5,082,293
		7,670,533
Internet Software & Services (3.4%)
358,295	Yahoo! Inc.	5,965,612	*

IT Services (2.5%)
17,015	MasterCard, Inc. Class A	4,283,016
Machinery (4.7%)
155,035	Danaher Corp.	8,046,316
Media (5.2%)
182,197	Comcast Corp. Class A Special	4,230,614
94,295	Scripps Networks Interactive Class A	4,723,237
		8,953,851
Multiline Retail (2.8%)
96,795	Target Corp.	4,840,718

Oil, Gas & Consumable Fuels (12.7%)
317,622	BG Group PLC	7,902,794
24,960	Cimarex Energy	2,876,390
100,185	Newfield Exploration	7,615,062	*
36,790	Noble Energy	3,555,754
		21,950,000
Pharmaceuticals (8.0%)
96,160	Hospira, Inc.	5,308,032	*
28,616	Novo Nordisk A/S ADR	3,583,582
34,458	Roche Holding AG	4,922,035
		13,813,649
Professional Services (1.0%)
80,955	ICF International	1,662,816	*

Road & Rail (1.7%)
38,525	Canadian National Railway	2,899,777

Semiconductors & Semiconductor Equipment (7.6%)
122,925	Altera Corp.	5,411,159
222,065	Texas Instruments	7,674,566
		13,085,725
Software (0.2%)
13,300	Sourcefire Inc.	365,883	*

Specialty Chemicals (0.9%)
9,885	Novozymes A/S Class B	1,513,413

Trading Companies & Distributors (1.9%)
23,550	W.W. Grainger	3,242,364

Total Common Stocks
(Cost $132,769,230)		168,407,653

Short-Term Investments (3.1%)
5,246,401	State Street Institutional Government Money Market Fund Institutional Class (Cost $5,246,401)	5,246,401

Principal Amount

Certificates of Deposit (0.1%)
$200,000	Self Help Credit Union, 1.00%, due 4/29/11 (Cost $200,000)	200,000	#

Total Investments (100.8%)
(Cost $138,215,631)		173,854,054	##

Liabilities, less cash, receivables and other assets [(0.8%)]		(1,333,218)
Total Net Assets (100.0%)		$ 172,520,836

See Notes to Schedule of Investments

March 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Partners Portfolio (“Partners”), Neuberger Berman Regency Portfolio (“Regency”), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage Backed Securities. Inputs used to value asset-backed securities and mortgage backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class and State Street Institutional Government Money Market Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share.

For both debt and equity securities, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 31, 2011:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$11,964,934	$-	$-	$11,964,934
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	1,357,575	-	1,357,575
Mortgage-Backed Securities^	-	1,988,629	-	1,988,629
Corporate Debt Securities^	-	1,591,692	-	1,591,692
Asset-Backed Securities	-	905,027	-	905,027
Short-Term Investments	-	558,636	-	558,636
Total Investments	11,964,934	6,401,559	-	18,366,493
Growth
Investments:
Common Stocks^	8,820,454	-	-	8,820,454
Short-Term Investments	-	2	-	2
Total Investments	8,820,454	2	-	8,820,456
Guardian
Investments:
Common Stocks^	95,853,715	-	-	95,853,715
Short-Term Investments	-	1,537,469	-	1,537,469
Total Investments	95,853,715	1,537,469	-	97,391,184
International
Investments:
Common Stocks^	24,550,160	-	135,326	24,685,486
Rights^	1,015	-	-	1,015
Warrants^	159	-	-	159
Short-Term Investments	-	572,550	-	572,550

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	24,551,334	572,550	-	25,259,210
Mid Cap Growth
Investments:
Common Stocks^	338,677,992	-	-	338,677,992
Short-Term Investments	-	1,002,556	-	1,002,556
Total Investments	338,677,992	1,002,556	135,326	339,680,548
Partners
Investments:
Common Stocks^	98,246,420	-	-	98,246,420
Short-Term Investments	-	2,106,986	-	2,106,986
Total Investments	98,246,420	2,106,986	-	100,353,406
Regency
Investments:
Common Stocks^	198,888,434	-	-	198,888,434
Short-Term Investments	-	7,954,030	-	7,954,030
Total Investments	198,888,434	7,954,030	-	206,842,464
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	25,964,239	-	25,964,239
U.S. Government Agency Securities	-	11,987,490	-	11,987,490
Mortgage-Backed Securities^	-	117,721,473	-	117,721,473
Corporate Debt Securities^	-	81,754,673	-	81,754,673
Asset-Backed Securities	-	45,195,491	0	45,195,491
Short-Term Investments	-	6,532,901	-	6,532,901
Total Investments	-	289,156,267	0	289,156,267
Small Cap Growth
Investments:
Common Stocks^	20,093,065	-	-	20,093,065
Short-Term Investments	-	970,784	-	970,784
Total Investments	20,093,065	970,784	-	21,063,849
Socially Responsive
Investments:
Common Stocks^	168,407,653	-	-	168,407,653
Short-Term Investments	-	5,246,401	-	5,246,401
Certificates of Deposit	-	200,000	-	200,000
Total Investments	168,407,653	5,446,401	-	173,854,054

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International) provide information on the industry and/or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 1/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 3/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/11
International
Common Stocks
China	$-	$-	$7,524	$23,666	$(3,315)	$107,451	$-	$135,326	$8,056
Short Duration Bond

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Mortgage-Backed Securities
Mortgage-Backed Non-Agency	$0	$-	$-	$-	$-	$-	$-	$0	$-

The Funds had no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	At cost, which approximates market value.

##	At March 31, 2011, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$14,186,041	$4,549,608	$369,156	$4,180,452
Growth	5,300,545	3,526,530	6,619	3,519,911
Guardian	70,577,696	27,750,430	936,942	26,813,488
International	21,936,017	3,547,557	224,364	3,323,193
Mid Cap Growth	206,026,579	134,105,324	451,355	133,653,969
Partners	69,314,375	31,590,220	551,189	31,039,031
Regency	143,942,811	63,193,653	294,000	62,899,653
Short Duration Bond	302,530,686	954,241	14,328,660	(13,374,419)
Small Cap Growth	16,545,386	4,563,330	44,867	4,518,463
Socially Responsive	138,678,290	37,706,888	2,531,124	35,175,764

*	Security did not produce income during the last twelve months.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At March 31, 2011, these securities amounted to $598,189 or 3.3% of net assets for Balanced, $278,093 or 1.1% of net assets for International and $29,631,261 or 10.4% of net assets for Short Duration Bond.

a
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted.  At March 31, 2011, these securities amounted to approximately $0 or 0.0% of net assets for Short Duration Bond.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of March 31, 2011	Fair Value Percentage of Net Assets as of March 31, 2011
Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	9/14/2007	$1,123,518	0.2%	$0	0.0%

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of March 31, 2011 and their final maturity dates.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2011, these securities amounted to $44,855 and $2,158,020 for Balanced and Short Duration Bond, respectively.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At March 31, 2011, these securities amounted to $11,987,490 or 4.2% of net assets for Short Duration Bond.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: May 27, 2011

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: May 27, 2011